RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 78	$ 78
Mr. Roger Challen [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 18	28
Ownership interest	9.70%
Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 9	$ 0